Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000168913
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%	7.05%	8.44%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	11.75%
MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components Net
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%	5.90%	8.32%